Financial Expenses (Income), Net - Schedule of Financial Expenses (Income), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Expenses (Income), Net [Abstract]
Foreign currency translation loss, net		$ 210
Interest on loan	303	75
Remeasurement of Warrants			3,788
Others	41	39	21
Total financial expenses	344	324	3,809
Foreign currency translation profit, net	106		413
Interest from deposits	4,277	4,830	1,790
Remeasurement of Warrants	259	2,033
Total financial income	4,642	6,863	2,203
Financial expenses (income), net	$ (4,298)	$ (6,539)	$ 1,606